Fuwei Films (Holdings) Co., Ltd (Parent Company)	12 Months Ended
Dec. 31, 2016
Fuwei Films (Holdings) Co., Ltd (Parent Company) [Abstract]
Fuwei Films (Holdings) Co., Ltd (Parent Company)
(26) Fuwei Films (Holdings) Co., Ltd (Parent Company)

Under PRC regulations, the Company’s operating subsidiary, Shandong Fuwei may pay dividends only out of its accumulated profits, if any, determined in accordance with the accounting standards and regulations prevailing in the PRC (“PRC GAAP”). In addition, Shandong Fuwei is required to set aside at least 10% of its accumulated profits each year, if any, to fund the statutory general reserve until the balance of the reserve reaches 50% of its registered capital. The statutory general reserve is not distributable in the form of cash dividends to the Company and can be used to make up cumulative prior year losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholdings, or by increasing the par value of the shares currently held by them, provided that the reserve balance after such issue is not less than 25% of the registered capital. Further, Shandong Fuwei is also required to allocate 5% of the profit after tax, determined in accordance with PRC GAAP, to the statutory public welfare fund which is restricted to be used for capital expenditures for staff welfare facilities owned by the Company. The statutory public welfare fund is not available for distribution to equity owners (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividends. As of December 31, 2016, an aggregate amount of RMB37,441 (US$5,393) has been appropriated from retained earnings and set aside for statutory general reserve and public welfare fund, by Shandong Fuwei.

As of December 31, 2016, the amount of restricted assets of Shandong Fuwei, which may not be transferred to the Company in the form of loans, advances or cash dividends by the subsidiaries without the consent of a third party, was approximately 58.9% of the Company’s consolidated total assets as discussed above. In addition, the current foreign exchange control policies applicable in the PRC also restrict the transfer of assets or dividends outside the PRC.

The following presents condensed unaudited unconsolidated financial information of the Parent Company only.

Condensed unaudited Balance Sheet as of December 31, 2016 and 2015

	2016		2015
	RMB	US$	RMB

Cash and cash equivalents	226	33	11
Other current assets	298,188	42,948	278,903
Investments in subsidiaries	-	-	389

Total assets	298,414	42,981	279,303

Current liabilities	67,626	9,740	60,426
Total shareholders’ equity	230,788	33,241	218,877

Total liabilities and shareholders’ equity	298,414	42,981	279,303

Condensed unaudited Statements of Operations (For the years ended December 31, 2016, 2015 and 2014)

	2016		2015	2014
	RMB	US$	RMB	RMB

Interest income (expenses)	(15)	(2)	(12)	(11)
General and administrative expenses	(2,662)	(383)	(2,367)	(2,257)
Other income	-	-	-	-
Loss before equity in undistributed earnings of subsidiaries	(2,677)	(385)	(2,379)	(2,268)
Equity in earnings of subsidiaries	(51,806)	(7,462)	(66,689)	(69,076)

Net income	(54,483)	(7,847)	(69,068)	(71,344)

Condensed unaudited Statement of Cash Flows (For the year ended December 31, 2016, 2015 and 2014)

	2016		2015	2014
	RMB	US$	RMB	RMB

Cash flow from operating activities
Net income	(54,483)	(7,847)	(69,068)	(71,344)
Adjustment to reconcile net income (loss) to net cash from operating activities:

- Equity in earnings of subsidiaries	51,806	7,462	66,689	69,076
- Foreign exchange gain	-	-	-	-
Changes in operating assets and liabilities:
- Other current assets	-	-	-	-
- Other current liabilities	142	20	34	-

Net cash provided by operating activities	(2,535)	(365)	(2,345)	(2,268)

Cash flow from financing activities

Payments to related parties	2,750	396	2,249	2,310
Proceeds from related parties	(10)	(1)	(2)	(3)

Effect of exchange	10	1	2	-

Net cash provided by (used in) financing activities	2,750	396	2,249	2,307

Net increase (decrease) in cash	215	31	(95)	39
Cash:
At beginning of year	11	2	106	67
At end of year	226	33	11	106